O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND
                  60 Arch Street, Greenwich, Connecticut 06830
                                 (800) 797-0773

The Funds

              O'Shaughnessy Cornerstone Growth Fund ("Cornerstone Growth Fund") and O'Shaughnessy Cornerstone Value Fund ("Cornerstone Value Fund") (each a "Fund," and together, the "Funds") are separate investment portfolios or series of O'Shaughnessy Funds, Inc., an open-end, diversified management investment company or mutual fund.

Investment Objective

              The investment objective of the Cornerstone Growth Fund is to seek long-term growth of capital. The investment objective of the Cornerstone Value Fund is to seek total return, consisting of capital appreciation and current income.

Strategy Indexing(TM)

              Each Fund seeks to achieve its investment objective through a process of Strategy Indexing(TM) which is pursued through the implementation of an investment strategy developed by O'Shaughnessy Capital Management, Inc., the Funds' investment manager (the "Manager"). The Funds will invest substantially all of their assets in common stocks selected through such strategies.

                 The  investment   strategy  of  Cornerstone  Growth  Fund  (the
              "Cornerstone Growth Strategy") entails the selection of 50 common stocks from the O'Shaughnessy All Stocks Universe(TM) which meet certain criteria, as described below.

                 The  investment   strategy  of  Cornerstone   Value  Fund  (the
              "Cornerstone Value Strategy") entails the selection of 50 common stocks from the O'Shaughnessy Market Leaders Universe(TM) which meet certain criteria, as described below. (The Cornerstone Growth Strategy and the Cornerstone Value Strategy are each referred to as a "Strategy.")


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                                October 11, 1996
                        (Supplemented November 20, 1996)

              This Prospectus contains the information you should know about the Funds before you invest. Please keep it for future reference. A statement containing additional information about the Funds, dated October 11, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available, at no charge, by calling or by writing the Funds at the telephone number or address set forth above.

                 O'Shaughnessy Capital Management, Inc.-Manager
                    First Fund Distributors, Inc.-Distributor

2

Risk/Reward

              Each Fund's Strategy provides a rigorous and disciplined approach to investing, based on a buy and hold philosophy over the course of each year, and has, in the Manager's judgment, the potential to provide superior returns. However, each Fund intends to adhere to its respective Strategy (subject to applicable federal tax requirements relating to mutual funds) regardless of the performance of the stock market or other economic factors or indicators in a particular period, which may result in losses to the Fund.

Purchase of Shares

              Shares of the Funds will be offered to investors during the continuous offering at a price equal to the next determined net asset value per share. There are no fees or charges to purchase or sell shares or to reinvest dividends. There are no Rule 12b-1 fees.

TABLE OF CONTENTS

              ABOUT THE FUNDS ............................................     2
              MANAGEMENT AND ORGANIZATION OF THE FUNDS ...................    15
              INFORMATION ABOUT YOUR ACCOUNT..............................    17
              INFORMATION ON DISTRIBUTIONS AND TAXES......................    24
              PERFORMANCE INFORMATION.....................................    26
              NET ASSET VALUE.............................................    27
              OTHER SHAREHOLDER SERVICES..................................    27

ABOUT THE FUNDS

TRANSACTION AND FUND EXPENSES

              The following table and example should help you understand the kinds of expenses you will bear directly or indirectly as a Fund shareholder. In the table, "Shareholder Transaction Expenses," shows that you pay no sales charges. All the money you invest in the Funds goes to work for you, subject to the fees noted in the table. "Annual Fund Operating Expenses" shows how much it would cost to operate each Fund for a year, based on estimated expenses through the end of each Fund's first full year. These costs you pay indirectly, because they are deducted from the Fund's total assets before the daily share price is calculated and before dividends and other distributions are made. You will not see these expenses on your account statement.

              Fee Table                                                                      Cornerstone       Cornerstone
                                                                                             Growth Fund       Value Fund
                                                                                             ------------      -----------
              Shareholder Transaction Expenses:
              Maximum Sales Charge Imposed on Purchases
               (as a percentage of offering price)......................................        None             None

              Maximum Sales Charge Imposed on Dividend Reinvestments....................        None             None

              Deferred Sales Charge (as a percentage of original purchase
               price or redemption proceeds, whichever is lower)........................        None             None

              Redemption fee (a)........................................................        None             None

              Exchange Fee (b)..........................................................        None             None

3

              Annual Fund Operating Expenses                                                 Cornerstone      Cornerstone
              (as a percentage of average net assets):                                       Growth Fund      Value Fund
                                                                                             -----------      -----------

              Management Fees (c) (d)...................................................        0.74%            0.74%

              Rule 12b-1 Fees...........................................................        None             None

              Other Expenses (d) (e)....................................................        0.76%            0.76%
                                                                                                ----             ----

              Total Fund Operating Expenses (d).........................................        1.50%            1.50%
                                                                                                ====             ====

              (a) Shareholders who effect redemptions of Fund shares by wire transfer will pay a $10.00 wire transfer fee. See "Information About Your Account -- Redemption of Shares."

              (b) Shareholders who effect exchanges of shares of a Fund for shares of another fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee. See "Information About Your Account -- Exchange Privilege."

              (c) See "Management and Organization of the Funds -- Management."

              (d) To limit each Fund's expenses during its initial period of operations, the Manager has voluntarily agreed to reduce its fees or reimburse each Fund through at least September 30, 1997 to ensure that the Fund's total operating expenses do not exceed 2.00% of average net assets annually. Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to a Fund are subject to reimbursement by the Fund to the Manager (recapture by the Manager), provided the Fund is able to effect such reimbursement while keeping total operating expenses at or below 2.00% of average net assets annually, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by a Fund.

              (e) "Other Expenses" is based on estimated amounts for the current fiscal year.

              Example

              An investor would pay the following expenses on a $1,000 investment assuming: (1) the operating expense ratio set forth in the table above; (2) a 5% annual return through out the period; and (3) redemption at the end of the period:

                                                      Cornerstone    Cornerstone
                                                      Growth Fund    Value Fund
                                                      -----------    ----------

                  One year..........................      $15            $15

                  Three years.......................      $47            $47

                 The table and  example  are  intended  to assist  investors  in understanding the costs and expenses that a shareholder in each Fund will bear directly or indirectly. "Other Expenses" is based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses or annual rate of return, and actual expenses or annual rate of return may be more or less than those shown.

4

INVESTMENT OBJECTIVE AND STRATEGIES

              To help you decide whether either or both of the Cornerstone Growth Fund and Cornerstone Value Fund are appropriate for you, this section takes a closer look at each Fund's investment objective and Strategy.

What is each Fund's objective?

              The investment objective of the Cornerstone Growth Fund is to seek long-term growth of capital. The investment objective of the Cornerstone Value Fund is to seek total return, consisting of capital appreciation and current income. There can be no assurance that either Fund will achieve its investment objective.

How does each Fund achieve its objective?

              The Cornerstone Growth Fund seeks to achieve its investment objective through a process of Strategy Indexing,(TM) which is pursued through the implementation of the Cornerstone Growth Strategy. The Cornerstone Value Fund seeks to achieve its investment objective through a process of Strategy Indexing,(TM) which is pursued through the implementation of the Cornerstone Value Strategy. Each Strategy was developed by the Manager.

                 Other  than  assets  temporarily  maintained  in cash or liquid short-term securities pending investment, to meet redemption requests or to comply with federal tax laws applicable to mutual funds, each Fund will invest substantially all of its assets in common stocks selected through the respective Strategy, as described more fully below.

What is the Cornerstone Growth Strategy?

              The Cornerstone Growth Strategy selects the 50 stocks with the highest one-year price appreciation as of the date of purchase from the O'Shaughnessy All Stocks Universe(TM) that also meet the following criteria: (i) annual earnings that are higher than the previous year, and (ii) a price-to-sales ratio below 1.5. A stock's price-to-sales ratio is computed by dividing the market value of the stock by the issuer's most recent twelve month sales.

What is the O'Shaughnessy All Stocks Universe(TM) ?

              The O'Shaughnessy All Stocks Universe(TM) consists of all the common stocks in the Standard & Poor's Compustat ("S&P Compustat") database (the "COMPUSTAT(R) Database") with market capitalizations exceeding $150 million. Currently, the COMPUSTAT(R) Database consists of the stocks of 9,629 issuers, and the O'Shaughnessy All Stocks Universe(TM) consists of the stocks of 4,085 issuers.

What is the Cornerstone Value Strategy?

              The Cornerstone Value Strategy involves the selection of the 50 highest dividend-yielding common stocks from the O'Shaughnessy Market Leaders Universe(TM).

What is the O'Shaughnessy Market Leaders Universe(TM) ?

              The O'Shaughnessy Market Leaders Universe(TM) consists of those stocks in the COMPUSTAT(R) Database which are not power utility companies and which have (i) market capitalizations exceeding the average

5
               of the COMPUSTAT(R) Database; (ii) twelve month sales which are fifty percent greater than the average for the COMPUSTAT(R) Database; (iii) a number of shares outstanding which exceeds the average for the COMPUSTAT(R) Database; and (iv) cash flow which exceeds the average for the COMPUSTAT(R) Database. Currently, the O'Shaughnessy Market Leaders Universe(TM) consists of the stocks of 441 issuers.

How does investment through the Cornerstone Growth Strategy and the Cornerstone Value Strategy work?

              Upon commencement of operations of the Cornerstone Growth Fund and Cornerstone Value Fund, the Manager will purchase 50 stocks for each Fund as dictated by the Cornerstone Growth Strategy and the Cornerstone Value Strategy, respectively, based on information as of commencement of operations of the Fund. Each Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount. Thereafter, the Manager will re-balance the portfolio of each Fund annually in the first fifteen business days of the succeeding year (the "Re-Balance Date"), in accordance with the Fund's respective Strategy, based on information as of the immediately preceding December 31. That is, on the Re-Balance Date of each year, stocks meeting the Strategy's criteria as of the immediately preceding December 31 will be purchased for the Fund to the extent not then held, stocks which no longer meet the criteria as of such date will be sold, and the holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

                 When a Fund  receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the 50 stocks selected for the Fund pursuant to the applicable Strategy as of the most recent rebalancing of the Fund's portfolio, based on equal weightings by dollar amount and without any intention to rebalance the portfolio on an interim basis. It is anticipated that such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into a Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on equal weightings by dollar amount. Thus, interim purchases and sales of securities between annual Re-Balance Dates will be based on the original allocation for the year and will be made without regard to price appreciation or depreciation and without regard to whether or not a particular security continues to meet the Strategy's criteria.

Will the Manager deviate from the Strategies?

              The Manager is committed to a rigorous, disciplined approach and cannot presently anticipate any circumstances which would cause it to diverge from the Strategies described above in managing the Funds.

                 However,  to the extent  necessary  to comply with  federal tax laws applicable to regulated investment companies such as the Funds, the Manager reserves a limited right to modify the Strategies. See "Information On Distributions and Taxes -- Status as a Regulated Investment Company" below.

Is there anything else I should know about the Strategies?

              Each Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year, which ignores market timing and rejects active management. Each Fund will adhere to its respective Strategy regardless of the performance of the stock market in a particular period.

6
                 The Manager  anticipates that the 50 stocks held in each Fund's portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions held in a Fund's portfolio and compliance with the federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

                 The  Funds  will be  substantially  fully  invested  in  stocks selected as described above at all times.

How can I decide if the Funds are an appropriate investment for me?

              Consider your investment goals, your time horizon for achieving them, and your tolerance of risk. The Funds are not appropriate investments for those who seek short-term investments, since the Manager expects the benefits of investing in the Funds to be derived from investing assets in accordance with the Cornerstone Growth Strategy and the Cornerstone Value Strategy over the long-term. See "What is the historical performance of the Strategies?" below. A discussion of the risks associated with investment in the Funds is contained in "Risk Factors" below.

Is there other information I should review before making a decision?

              Be sure to review "Other Investment Policies and Practices" which discusses certain additional investment practices of the Funds. In addition, historical information relating to the performance of the Cornerstone Growth Strategy and the Cornerstone Value Strategy over time is discussed below.

What is the historical performance of the Strategies?

              The following graphs and tables compare the actual performance of the S&P 500 Index (the "S&P 500") and the hypothetical performance of each of the Cornerstone Growth Strategy and Cornerstone Value Strategy for the historical periods indicated. Returns for each Strategy are the returns on a hypothetical portfolio of stocks which was rebalanced annually in accordance with such Strategy for the historical periods indicated. The Strategies have been developed and tested solely by the Manager.

                 Actual  performance  of the Funds may  differ  from the  quoted performance of the Strategies for the following reasons: each Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancings due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; in managing the Funds, the Manager may make limited modifications to the Strategies as necessary to comply with federal tax laws; and the returns of the Strategies do not reflect the advisory fees, commission costs, expenses or taxes which would be borne by the Funds.

                 Because the returns for the Strategies are  hypothetical,  they do not represent actual trading or the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstances that would cause deviation from the Strategies in managing the Funds. All returns contained in the graphs and charts below reflect reinvestment of dividends and other earnings.

7

(This graph represents the hypothetical performance of the Cornerstone Growth Strategy as applied retroactively in backtesting to December 31, 1954. The performance of the Cornerstone Growth Strategy does not represent the performance of the Cornerstone Growth Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Growth Strategy is not predictive of future performance of the Strategy or the Fund.)

                       Cornerstone Growth Strategy Stocks
                Hypothetical Total Return on a $10,000 Investment






                                 [INSERT GRAPH]

8
             Annual results for S&P 500 and Hypothetical Results for
                       Cornerstone Growth Strategy Stocks,
                      December 31, 1954-December 31, 1995.

(This table represents the hypothetical performance of Cornerstone Growth Strategy as applied retroactively in backtesting to December 31, 1954. The performance of the Cornerstone Growth Strategy does not represent the performance of the Cornerstone Growth Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Growth Strategy is not predictive of future performance of the Strategy or the Fund.)

================================================================================
                                   Cornerstone Growth       Cornerstone Growth
    Year ending:         S&P 500       Strategy            Strategy vs. S&P 500
--------------------------------------------------------------------------------
      31-Dec-55           31.56%         30.40%                    -1.16%
      31-Dec-56            6.56%         18.00%                    11.44%
      31-Dec-57          -10.78%        -17.90%                    -7.12%
      31-Dec-58           43.36%         52.80%                     9.44%
      31-Dec-59           11.96%         24.10%                    12.14%
      31-Dec-60            0.47%         12.60%                    12.13%
      31-Dec-61           26.89%         51.10%                    24.21%
      31-Dec-62           -8.73%        -17.20%                    -8.47%
      31-Dec-63           22.80%         20.80%                    -2.00%
      31-Dec-64           16.48%         30.00%                    13.52%
      31-Dec-65           12.45%         44.10%                    31.65%
      31-Dec-66          -10.06%         -0.10%                     9.96%
      31-Dec-67           23.98%         83.30%                    59.32%
      31-Dec-68           11.06%         50.50%                    39.44%
      31-Dec-69           -8.50%        -28.10%                   -19.60%
      31-Dec-70            4.01%         -2.60%                    -6.61%
      31-Dec-71           14.31%         32.10%                    17.79%
      31-Dec-72           18.98%         19.70%                     0.72%
      31-Dec-73          -14.66%        -27.50%                   -12.84%
      31-Dec-74          -26.47%        -29.10%                    -2.63%
      31-Dec-75           37.20%         37.60%                     0.40%
      31-Dec-76           23.84%         32.50%                     8.66%
      31-Dec-77           -7.18%         26.40%                    33.58%
      31-Dec-78            6.56%         38.30%                    31.74%
      31-Dec-79           18.44%         38.70%                    20.26%
      31-Dec-80           32.42%         62.70%                    30.28%
      31-Dec-81           -4.91%         -9.00%                    -4.09%
      31-Dec-82           21.41%         37.10%                    15.69%
      31-Dec-83           22.51%         32.70%                    10.19%
      31-Dec-84            6.27%         -2.00%                    -8.27%
      31-Dec-85           32.16%         42.50%                    10.34%
      31-Dec-86           18.47%         17.70%                    -0.77%
      31-Dec-87            5.23%         -5.40%                   -10.63%

9
      31-Dec-88           16.81%         29.70%                    12.89%
      31-Dec-89           31.49%         23.80%                    -7.69%
      31-Dec-90           -3.17%         -3.30%                    -0.13%
      31-Dec-91           30.55%         51.40%                    20.85%
      31-Dec-92            7.67%         25.50%                    17.83%
      31-Dec-93            9.99%         30.30%                    20.31%
      31-Dec-94            1.31%         -5.30%                    -6.61%
      31-Dec-95           36.80%         18.20%                   -18.60%
--------------------------------------------------------------------------------

            Summary results for S&P 500 and Hypothetical Results for
                       Cornerstone Growth Strategy Stocks,
                      December 31, 1954-December 31, 1995.

(This table represents the hypothetical performance of Cornerstone Growth Strategy as applied retroactively in backtesting to December 31, 1954. The performance of the Cornerstone Growth Strategy does not represent the performance of the Cornerstone Growth Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500 would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Growth Strategy is not predictive of future performance of the Strategy or the Fund.)

--------------------------------------------------------------------------------
                                        S&P 500      Cornerstone Growth Strategy
--------------------------------------------------------------------------------
    Arithmetic average                   12.43%                  21.15%
    Standard deviation of return         16.05%                  25.67%
    Sharpe risk-adjusted ratio*          42.00                   60.00
    1-yr return**                        36.80%                  18.20%
    3-yr compounded**                    15.09%                  13.41%
    5-yr compounded**                    16.46%                  22.61%
    10-yr compounded**                   14.79%                  16.96%
    15-yr compounded**                   14.77%                  17.39%
    20-yr compounded**                   14.56%                  22.50%
    25-yr compounded**                   11.49%                  17.63%
    30-yr compounded**                   10.67%                  17.46%
    35-yr compounded**                   11.03%                  18.26%
    40-yr compounded**                   10.77%                  17.93%
    Compound Annual Return               11.23%                  18.22%

    $10,000 becomes:                    $786,093              $9,544,063

    Maximum return                       43.36%                  83.30%
    Minimum return                      -26.47%                 -29.10%

    * The Sharpe risk-adjusted ratio (the "Sharpe ratio") takes a portfolio's volatility, as measured by its standard deviation of return, into account. The higher the Sharpe ratio, the better the portfolio's risk-adjusted return. The Sharpe ratio is calculated by subtracting the risk free Treasury bill return from the portfolio's return and then dividing that number by the portfolio's overall standard deviation of return.

    ** Quoted  return is for the most recent  period  ended  December  31, 1995.

10

(This graph represents the hypothetical performance of Cornerstone Value Strategy as applied retroactively in backtesting to December 31, 1951. The performance of the Cornerstone Value Strategy does not represent the performance of the Cornerstone Value Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500 would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Value Strategy is not predictive of future performance of the Strategy or the Fund.)

                        Cornerstone Value Strategy Stocks
                Hypothetical Total Return on a $10,000 Investment





                        [INSERT CORNERSTONE VALUE GRAPH]

11
            Annual results for S&P 500 and Hypothetical Results for
                       Cornerstone Value Strategy Stocks,
                      December 31, 1951-December 31, 1995.

(This table represents the hypothetical performance of Cornerstone Value Strategy as applied retroactively in backtesting to December 31, 1951. The performance of the Cornerstone Value Strategy does not represent the performance of the Cornerstone Value Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Value Strategy is not predictive of future performance of the Strategy or the Fund.)

================================================================================
                                  Cornerstone Value        Cornerstone Value
Year ending:        S&P 500           Strategy            Strategy vs. S&P 500
--------------------------------------------------------------------------------
   12/31/52        18.37%              14.30%                    -4.07%
   12/31/53        -0.99%               1.20%                     2.19%
   12/31/54        52.62%              52.50%                    -0.12%
   12/31/55        31.56%              28.10%                    -3.46%
   12/31/56         6.56%              14.80%                     8.24%
   12/31/57       -10.78%             -13.50%                    -2.72%
   12/31/58        43.36%              44.90%                     1.54%
   12/31/59        11.96%               9.60%                    -2.36%
   12/31/60         0.47%              -0.03%                    -0.50%
   12/31/61        26.89%              24.40%                    -2.49%
   12/31/62        -8.73%              -2.60%                     6.13%
   12/31/63        22.80%              18.80%                    -4.00%
   12/31/64        16.48%              20.30%                     3.82%
   12/31/65        12.45%              17.60%                     5.15%
   12/31/66       -10.06%             -10.20%                    -0.14%
   12/31/67        23.98%              23.70%                    -0.28%
   12/31/68        11.06%              26.50%                    15.44%
   12/31/69        -8.50%             -15.00%                    -6.50%
   12/31/70         4.01%              11.30%                     7.29%
   12/31/71        14.31%              15.80%                     1.49%
   12/31/72        18.98%              14.00%                    -4.98%
   12/31/73       -14.66%              -5.90%                     8.76%
   12/31/74       -26.47%             -12.30%                    14.17%
   12/31/75        37.20%              58.20%                    21.00%
   12/31/76        23.84%              39.20%                    15.36%
   12/31/77        -7.18%               3.30%                    10.48%
   12/31/78         6.56%               3.30%                    -3.26%
   12/31/79        18.44%              25.60%                     7.16%
   12/31/80        32.42%              20.30%                   -12.12%
   12/31/81        -4.91%              12.80%                    17.71%
   12/31/82        21.41%              19.60%                    -1.81%
   12/31/83        22.51%              38.60%                    16.09%
   12/31/84         6.27%               4.70%                    -1.57%
   12/31/85        32.16%              35.00%                     2.84%

12

   12/31/86        18.47%              20.60%                     2.13%
   12/31/87         5.23%              11.60%                     6.37%
   12/31/88        16.81%              26.50%                     9.69%
   12/31/89        31.49%              37.60%                     6.11%
   12/31/90        -3.17%              -7.00%                    -3.83%
   12/31/91        30.55%              36.90%                     6.35%
   12/31/92         7.67%              11.60%                     3.93%
   12/31/93         9.99%              20.40%                    10.41%
   12/31/94         1.31%               4.80%                     3.49%
   12/31/95        36.80%              26.70%                   -10.10%
--------------------------------------------------------------------------------

            Summary results for S&P 500 and Hypothetical Results for
                       Cornerstone Value Strategy Stocks,
                      December 31, 1951-December 31, 1995.

(This table represents the hypothetical performance of Cornerstone Value Strategy as applied retroactively in backtesting to December 31, 1951. The performance of the Cornerstone Value Strategy does not represent the performance of the Cornerstone Value Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Value Strategy is not predictive of future performance of the Strategy or the Fund.)

--------------------------------------------------------------------------------
                                     S&P 500          Cornerstone Value Strategy
--------------------------------------------------------------------------------
    Arithmetic average                13.17%                    16.56%
    Standard deviation of return      16.77%                    17.12%
    Sharpe risk-adjusted ratio*       46.00                     66.00
    1-yr return**                     36.80%                    26.70%
    3-yr compounded**                 15.09%                    16.93%
    5-yr compounded**                 16.46%                    19.55%
    10-yr compounded**                14.79%                    18.20%
    15-yr compounded**                14.77%                    19.27%
    20-yr compounded**                14.56%                    18.84%
    25-yr compounded**                12.19%                    17.33%
    30-yr compounded**                10.67%                    15.34%
    35-yr compounded**                11.03%                    15.33%
    40-yr compounded**                10.77%                    14.59%
    Compound Annual Return            11.90%                    15.30%

    $10,000 becomes:               $1,406,068                $5,246,810

    Maximum return                    52.62%                    58.20%
    Minimum return                   -26.47%                   -15.00%

    * The Sharpe ratio takes a portfolio's volatility, as measured by its standard deviation of return, into account. The higher the Sharpe ratio, the better the portfolio's risk-adjusted return. The Sharpe ratio is calculated by subtracting the risk free Treasury bill return from the portfolio's return and then dividing that number by the portfolio's overall standard deviation of return.

    ** Quoted return is for the most recent period ended December 31, 1995.
--------------------------------------------------------------------------------

13

OTHER INVESTMENT POLICIES AND PRACTICES

              This section takes a detailed look at other investment policies and practices of the Funds. The Funds' investments are subject to further restrictions and risks described in the Statement of Additional Information.

                 Shareholder  approval is required to change a Fund's investment objective and certain investment restrictions noted in the following section as "fundamental policies." The Manager also follows certain "operating policies" which can be changed without shareholder approval. However, significant changes in operating policies are discussed with shareholders in Fund reports.

                 The Funds'  holdings  in certain  kinds of  investments  cannot exceed maximum percentages of total assets, which are set forth below. While these restrictions provide a useful level of detail about a Fund's investments, investors should not view them as an accurate gauge of the potential risk of such investments. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the Fund's other investments.

              Cash and Short-Term Securities. Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund's Strategy, to meet redemption requests, and to the extent necessary to comply with the federal tax laws applicable to regulated investment companies. The Manager will not use investments in cash and short-term securities for temporary defensive purposes.

                 Short-term  securities  in which the Funds may  invest  include certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. See "Repurchase Agreements," below.

                 The Manager does not expect  assets  invested in cash or liquid short-term securities to exceed 5% of the Fund's total assets at any time.

              Repurchase Agreements. As described above in "Cash and Short-Term Securities," each Fund may invest in short-term securities pursuant to repurchase agreements. The Funds may only enter into repurchase agreements with a member bank of the Federal Reserve System or well-established securities dealer in U.S. government securities. In the event of a bankruptcy or default by the seller of the repurchase agreement, the Fund may suffer delays and incur costs or possible losses in liquidating the underlying security which is held as collateral, and the Fund may incur a loss if the value of the collateral declines during this period. As a matter of operating policy, the Fund may not invest more than 15% of a Fund's total assets in repurchase agreements maturing in more than seven days.

              Lending of Portfolio Securities. Like other mutual funds, each Fund may from time to time lend securities from its portfolio to banks, brokers and other financial institutions to earn additional income. The principal risk is that the borrower may default on its obligation to return borrowed securities, because of insolvency or otherwise. In this event, the Fund could experience delays in
              recovering  its  securities  and  capital.   In  accordance   with
              applicable law, each Fund may not lend portfolio securities representing in excess of 33 % of its respective total assets. The lending policy is a fundamental policy.

              Borrowing. Each Fund may borrow money in an amount up to 33 % of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy.

              Industry Concentration. Each Fund may not invest more than 25% of its total assets in any one industry (excluding U.S. Government securities). If upon rebalancing, the stocks selected by a Fund's Strategy would result in more than 25% of the Fund's total assets being invested in a single industry, the Manager will be required to deviate from the Strategy in investing the portfolio so as not to violate the Fund's concentration policy. The concentration policy is a fundamental policy.

14
              Diversification. In order to maintain each Fund's status as a diversified investment company, with respect to 75% of the Fund's total assets: 1) not more than 5% of the Fund's assets may be invested in the securities of a single issuer (excluding U.S. Government Securities); and 2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The diversification policy is a fundamental policy.

              Portfolio Transactions. In executing portfolio transactions, the Funds seek to obtain the best net results, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Funds generally seek reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds.

              Portfolio Turnover. As described above, in accordance with each Fund's Strategy, the Fund's portfolio will be rebalanced as of December 31 of each year. That is, stocks meeting the respective Strategy's criteria will be purchased for the portfolio to the extent not then held, stocks which no longer meet the criteria will be sold, and the holdings of all stocks in the portfolio that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio. The Funds anticipate that their annual turnover rates should not exceed 75% under normal conditions.

              COMPUSTAT(R) Database. Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT(R) Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT(R) Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Funds, or any other persons or entity from the use of the COMPUSTAT(R) Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT(R) Database. "Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Funds.

RISK FACTORS

What are some of the potential risks associated with the Strategies?

              The Strategy Indexing(TM) utilized by each Fund provides a disciplined approach to investing, based on a buy and hold philosophy during the course of each year, which ignores market timing and rejects active management. Each Fund will adhere to its respective Strategy (subject to applicable federal tax requirements relating to mutual funds), despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. This could result in substantial losses to a Fund, if for example, the stocks selected for a Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecast, negative publicity or general market cycles. The Funds are not appropriate investments for those who are not comfortable with a Fund's Strategy.

                 There can be no assurance  that the market  factors that caused the stocks held in a Fund's portfolio to meet a Strategy's investment criteria as of rebalancing in any given year will continue during such year until the next rebalancing, that any negative conditions adversely affecting a stock's price will not

15
              develop and/or deteriorate during a given year, or that share prices of a stock will not decline during a given year.

                 As  described  above,   each  Fund's  portfolio  is  rebalanced
              annually in accordance with its respective Strategy. Rebalancing may result in elimination of better performing assets from a Fund's portfolio and increases in investments in securities with relatively lower total return.

What are some potential risks associated with investing primarily in common stocks?

              The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. The Funds are not appropriate investments for those who are unable or unwilling to assume the risk involved generally with investment in common stocks.

Are there any additional risks associated with investment in the Funds?

              There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

MANAGEMENT AND ORGANIZATION OF THE FUNDS

MANAGEMENT

Who runs the Funds?

              General Oversight. O'Shaughnessy Funds is governed by a Board of Directors that meets regularly to review the Funds' investment, performance, expenses, and other business affairs. The Board elects the Funds' officers.

              Manager. O'Shaughnessy Capital Management, Inc. acts as investment manager of each Fund pursuant to a management agreement with O'Shaughnessy Funds on behalf of the Fund (the "Management Agreement"). In its capacity as investment manager, the Manager is responsible for selection and management of each Fund's portfolio investments. For its services, each Fund pays the Manager a fee each month, at the annual rate of 0.74 % of the Fund's average daily net assets.

                 The Manager's  office is located at 60 Arch Street,  Greenwich,
              Connecticut 06830. O'Shaughnessy Capital Management, Inc. was incorporated in 1988. The Manager also serves as portfolio consultant to a unit investment trust with assets in excess of $180 million. The Manager has no experience actively managing open-end investment companies such as the Funds.

              Portfolio Management. James P. O'Shaughnessy has had the day-to-day responsibility for managing the portfolio of each Fund and developing and executing each Fund's investment program since the commencement of operations of each Fund. For the past five years, Mr. O'Shaughnessy has served as President of the Manager, and in such capacity, has managed equity accounts for high net worth individuals and served as portfolio consultant to a unit investment trust. Mr. O'Shaughnessy is recognized as a leading expert and pioneer in quantitative equity analysis. He is the author of two financial books, Invest Like the Best and What Works on Wall Street.

16
              Distributor. O'Shaughnessy Funds has entered into a Distribution Agreement (the "Distribution Agreement") with First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, to act as the principal distributor of the shares of the Funds. The Distribution Agreement provides the Distributor with the right to distribute shares of the Funds through other broker-dealers or financial institutions with whom the Distributor has entered into selected dealer agreements. The address of the Distributor is 4455 E. Camelback Road, Suite 261 E, Phoenix, Arizona 85018. The Distributor provides distribution services to the Funds at no cost to the Funds.

              Administrator. Pursuant to an Administration Agreement, Investment Company Administration Corporation (the "Administrator") serves as administrator of the Funds. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents, preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations, preparing financial statements, and arranging for the maintenance of books and records. For its services, each Fund pays the Administrator a fee each month, at the annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, 0.05% of the next $100 million of such net assets, and 0.03% of such net assets over $200 million, with a minimum fee of $40,000 annually per Fund. The address of the Administrator is 4455 E. Camelback Rd., Suite 261 E, Phoenix, Arizona 85018. The Administrator and the Distributor are under common control and are therefore considered affiliates of each other.

              Transfer Agent and Custodian. Firstar Trust Company acts as the Funds' transfer and dividend disbursing agent (the "Transfer Agent"), as well as the Funds' custodian (the "Custodian"). The address of the Transfer Agent and Custodian is 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

How are expenses of the Funds determined?

              The Management Agreement identifies the expenses to be paid by each Fund. In addition to the fees paid to the Manager, each Fund pays certain additional expenses, including but not limited to, the following: shareholder service expenses; custodial, accounting, legal, and audit fees; administrative fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and independent Director fees and expenses.

ORGANIZATION

How are the Funds organized?

              The Funds are investment portfolios or series of O'Shaughnessy Funds. There are two other investment portfolios of O'Shaughnessy Funds, shares of which are not offered for sale through this
              Prospectus: O'Shaughnessy Aggressive Growth Fund and O'Shaughnessy Dogs of the Market(TM) Fund (the "other O'Shaughnessy Funds"). The charter of O'Shaughnessy Funds provides that the Board of Directors may issue additional investment portfolios of shares and/or additional classes of shares for each investment portfolio. O'Shaughnessy Funds was organized as a corporation in Maryland on May 20, 1996.

What is meant by "shares"?

              As with all mutual funds, investors purchase shares when they invest in the Funds. These shares are a part of the Funds' authorized capital stock, but share certificates are not generally issued.

17
                 Each full share and fractional  share entitles the  shareholder to: receive a proportional interest in the respective Fund's capital gain distributions; and cast one vote per share on certain Fund matters, including the election of Directors, changes in fundamental policies, or approval of changes in the Management Agreement.

                 Shareholder  inquiries  may be  addressed  to each  Fund at the address or telephone number set forth on the cover page of this Prospectus.

Do the Funds have annual shareholder meetings?

              The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund Director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, you will be sent proxy materials that explain the issues to be decided and include a voting card for you to mail back.

INFORMATION ABOUT YOUR ACCOUNT

PURCHASE OF SHARES

              The minimum initial investment in the Fund is $5,000 and the minimum subsequent investment is $100, except that for retirement plans, the minimum initial investment is $500 and the minimum subsequent investment amount is $50.

                 Investors may make an initial purchase of shares and subsequent investments in a Fund by mail or wire as described below. The Funds reserve the right in their sole discretion to waive the minimum investment amounts, including in the case of investments by employees and affiliates of the Manager and family members of any of the foregoing, and Individual Retirement Accounts ("IRAs") of shareholders of the Funds.

                 The Internal Revenue Service requires the correct  reporting of social security numbers or tax identification numbers. The failure to provide this information will result in the rejection of an investor's Application.

How do I purchase shares by mail?

              For initial investments, please send a completed Application, together with a check payable to O'Shaughnessy Cornerstone Value Fund or O'Shaughnessy Cornerstone Growth Fund, as the case may be, to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S.
              mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and mailed to the address stated above.

How do I purchase shares by wire?

              If you are wiring funds, call the Transfer Agent at (800) 797-0773 for an account number if this is an initial investment or to inform the Transfer Agent that a wire is expected if this is a subsequent investment.

18
                 For an initial  investment,  prior to or immediately  after the funds are wired, a completed Application should be sent to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for Applications sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for Applications sent via overnight courier). Instruct your bank to wire federal funds to O'Shaughnessy Funds, c/o Firstar Trust Company, ABA# 075000022, DDA# 112952137.

                 The wire should  specify  the name of the Fund,  the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. Wire purchases are normally used only for large purchases (over $5,000). Your bank may charge you a fee for sending the wire.

What is the purchase price of Fund shares and when do purchases become effective?
              Purchases of Fund shares become effective and shares will be priced at the net asset value per share ("NAV") next determined after the investor's check or wire is received by the Transfer Agent. NAV for each Fund is calculated as of the close of business on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). If your request is received in correct form before 4:00 p.m. Eastern time, your transaction will be priced at that day's NAV. If your request is received after 4:00 p.m., it will be priced at the next business day's NAV. Orders that request a particular day or price for your transaction or any other special conditions cannot be accepted.

                 The time at which  transactions  and  shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

                 The  purchase  order must include the  documentation  specified above. Please do not send purchase orders to the Funds; the Funds forward purchase orders to the Transfer Agent and a purchase will not become effective until the Transfer Agent receives all the necessary documentation.

What are the conditions of purchase?

              All purchase orders are subject to acceptance or rejection by the Funds or the Distributor, in their sole discretion. The offering of shares may be suspended whenever a Fund considers suspension desirable or when required by any order, rule or regulation of any governmental body having jurisdiction. Checks and money orders should be drawn on United States banks; the Funds and the Distributor reserve the right to reject checks drawn on foreign banks.

                 The Transfer Agent will mail a  confirmation  of each completed purchase to the investor. If an order is canceled because an investor's check does not clear, the investor will be responsible for any loss incurred by the respective Fund, the Transfer Agent, the Distributor, the Administrator or the Manager. If the investor is already a shareholder, the Fund may redeem shares from the account to cover any loss. If the investor is not a shareholder or if the loss is greater than the value of the shareholder's account, the Distributor will be responsible for any loss to the Fund, and will have the right to recover such amount from the investor.

Who do I contact if I have questions about my account or need additional information concerning investment in the Funds?

              If you have investment questions about the Funds, or if you would like any additional information relating to an investment in the Funds, please call (800) 797-0773 (toll-free), or write to the Distributor

19
               at First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261 E, Phoenix AZ 85018. If you are a shareholder and have questions about your account, or if you wish to arrange for wire transactions, please call the Transfer Agent at (800) 797-0773. Before telephoning, please be sure to have your account number and social security number or employer tax identification number readily available.

Will I receive share certificates for shares purchased?

              Share certificates will not be issued for shares unless the investor sends a written request for certificates to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent via U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). Share certificates are issued only for full shares and may be redeposited in the shareholder's account at any time. In order to facilitate redemptions and exchanges, most shareholders elect not to receive certificates, since a shareholder wishing to redeem or exchange shares represented by a certificate must surrender such certificate, properly endorsed on the reverse side together with a signature guarantee. (See "Redemption of Shares -- When are signature guarantees required?" below). If a certificate is lost, the shareholder may incur an expense in replacing it.

Can I purchase shares through broker-dealers other than the Distributor?

              O'Shaughnessy Funds may enter into agreements with various outside brokers on behalf of the Funds through which shareholders may purchase shares. Such shares may be held by such outside brokers in an omnibus account rather than in the name of the individual shareholder. The Manager may reimburse the outside brokers for providing shareholder services to the omnibus accounts in an amount equal to what the Fund would otherwise have paid to provide shareholder services to each individual shareholder account.

                 Investors  may also  arrange  to  purchase  shares of each Fund through other outside broker-dealers with which O'Shaughnessy Funds does not have an arrangement, and such broker-dealers may purchase shares of the Fund by telephone if they have made arrangements in advance with the Fund. To place a telephone order such broker-dealer should call the Transfer Agent at (800) 797-0773.

                 Purchases by broker-dealers become effective and shares will be priced as described above. If an investor purchases shares through broker-dealers other than the Distributor, such broker-dealers may charge the investor a service fee that is reasonable for the service performed, bearing in mind that the investor could have acquired or redeemed each Fund's shares directly without the payment of any fee. No part of any such service fee will be received by the Distributor, the Manager, the Administrator or the Funds.

EXCHANGE PRIVILEGE

              Shares of each Fund may be exchanged for shares of each of the other O'Shaughnessy Funds (i.e., O'Shaughnessy Aggressive Growth Fund and O'Shaughnessy Dogs of the Market(TM) Fund and, as the case may be, O'Shaughnessy Cornerstone Growth Fund or O'Shaughnessy Cornerstone Value Fund). Prospectuses for the other O'Shaughnessy Funds may be obtained by writing to the Distributor at 4455 E. Camelback Road, Suite 261 E, Phoenix AZ 85018,
              Attention: O'Shaughnessy Funds, Inc. or by calling (800) 797-0773 (toll-free).

                 You may also  exchange  shares of either Fund for shares of the
              Portico Money Market Fund, a money market mutual fund not affiliated with O'Shaughnessy Funds or the Manager. Prior to making such an exchange, you should obtain and carefully read the prospectus for the Portico Money Market Fund.

20
               The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the Portico Money Market Fund.

                 If you  exchange  into shares of the Portico  Money Market Fund you may establish checkwriting privileges on the Portico Money Market Fund. Contact the Transfer Agent at (800) 797-0773 for a checkwriting application and signature card.

                 The exchange procedures are described below.

Is there any sales charge or minimum investment applicable to an exchange?

              Shareholders of the Funds may exchange their Fund shares, without the payment of any sales or service charge, for shares of any other fund into which an exchange is permitted equal in value to the net asset value of the shares being exchanged. All exchanges are subject to all applicable terms set forth in the prospectus of the fund into which the exchange is being made. If a shareholder exchanges shares through a broker-dealer other than the Distributor, such broker-dealer may charge the shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Funds, or the fund into which the exchange is being made.

At what price is an exchange effected?

              An exchange is effected at the respective net asset values of the two funds with respect to which shares are being exchanged as next determined following receipt by the fund into which the exchange is being made of all necessary documentation in connection with the redemption of Fund shares as described below under "Redemption Of Shares --How do I redeem shares by mail?"

Do current instructions concerning receipt of dividends and distributions carry over to exchanged shares?

              Dividend and distribution instructions with respect to exchanged shares will remain the same as those given previously by the shareholders to the fund from which the shareholder is exchanging the shares, unless the shareholder designates a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions (i) must be signed by the registered owners(s) of the shares, exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number, and the name of the fund for which instructions have changed.

What are the conditions applicable to an exchange?

              Exchanges involving the redemption of shares recently purchased by personal, corporate or government check will be permitted only after the respective Fund has reasonable belief that the check has cleared, which may take up to fifteen days after the purchase date. The exchange privilege is available only in states where shares of the other O'Shaughnessy Funds or the Portico Money Market Fund may be sold legally.

                 Each  of the  Funds,  the  other  O'Shaughnessy  Funds  and the
              Portico Money Market Fund reserves the right to reject any order to acquire its shares through exchange or otherwise and to restrict or terminate the exchange privilege at any time. If the exchange privilege is to be permanently terminated, each Fund will provide its shareholders with written notice of such termination. Each Fund reserves the right to suspend temporarily the telephone exchange privilege in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

21

How can I make exchanges by telephone?

              Shareholders who have completed the section of the Fund's Application entitled "Shareholder Privileges" are eligible to make telephone requests for exchanges and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone exchanges should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must
              (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund to which the exchange instructions relate. See "Redemption Of Shares - How do I redeem shares by telephone?" below, which describes the time of day at which telephone redemptions and exchanges will be priced and processed. Telephone requests for exchanges cannot be accepted with respect to shares represented by certificates. Shares of the other O'Shaughnessy Funds or the Portico Money Market Fund acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

                 The Funds will employ  reasonable  procedures  to confirm  that instructions communicated by telephone are genuine. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable, including requesting a shareholder to correctly state the account number, the names in which the account is registered, the social security number(s) registered to the account, and certain additional personal identification. A full description of these procedures is contained in the SAI. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, they and/or their service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

                 Shareholders  should be aware  that,  at times,  the  volume of telephone calls or other factors beyond a Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic market changes. In such cases, shareholders should continue to telephone or utilize the written exchange procedures described below.

                 Shareholders  who effect  exchanges of Fund shares by telephone will be charged a $5.00 exchange fee.

How do I make exchanges by mail?

              To exchange Fund shares by mail, send a written request for exchange signed by the registered owner(s) of the shares, exactly as the account is registered, to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent by U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request for exchange should include the following information: the name of the account, the account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, the shares of which other fund (either another O'Shaughnessy Fund or the Portico Money Market Fund) shares of the Fund are to be exchanged for, and the name on the account and the account number (if already established) with such other fund.

REDEMPTION OF SHARES

              Shareholders can redeem their shares by giving instructions to the Transfer Agent in writing or by telephone. As more fully described below, these redemption instructions may have to be accompanied by additional documentation, which may include a signature guarantee.

22
                 If a shareholder  redeems shares through a broker-dealer  other than the Distributor, such broker-dealer may charge the shareholder a service fee, no part of which will be received by the Distributor, the Manager, the Administrator or the Funds.

How do I redeem shares by mail?

              To redeem shares by mail, send a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered to O'Shaughnessy Funds, Inc., c/o Firstar Trust Company, at P.O. Box 701, Milwaukee, WI 53201-0701 (for requests sent via U.S. mail) or 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202 (for requests sent via overnight courier). The request for exchange should include the following: the name of the account, the account number, the number of shares or the dollar value of shares to be redeemed and whether proceeds are to be sent by mail or wire, and if by wire, giving the wire instructions; (ii) duly endorsed share certificates, if any have been issued for the shares redeemed; (iii) any signature guarantees that are required as described below; and (iv) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. Except as otherwise directed by a Fund in its discretion, the Transfer Agent will not redeem shares until it has received all necessary documents; corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

May I send redemption requests to the Funds?

              Please do not send redemption requests to the Funds. The Funds must forward all redemption requests to the Transfer Agent and instructions for redemption will not be effective until received by the Transfer Agent. Shares redeemed will be priced at the net asset value per share next determined after acceptance of a complete redemption request by the Transfer Agent. Redemption requests received by the Transfer Agent after the close of the NYSE (currently 4:00 p.m., Eastern time) will be treated as though received on the next business day. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or special redemption conditions.

When are signature guarantees required?

              Except as indicated below, all of the signatures on any request for redemption or share certificates tendered for redemption must be guaranteed by a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

                 The Funds will waive the signature  guarantee  requirement on a redemption request that instructs that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. Share certificates submitted for redemption or exchange must be properly endorsed and contain signature guarantees. In addition, each Fund in its discretion may waive the signature guarantee for employees and affiliates of the Manager, the Distributor and the Administrator, and family members of the foregoing.

                 The requirement of a guaranteed  signature  protects against an unauthorized person redeeming shares and obtaining the redemption proceeds.

23

How do I redeem shares by telephone?

              Shareholders who have completed the section of the Fund Application entitled "Shareholder Privileges" are eligible to make telephone requests for redemptions (without charge) and may do so by telephoning the Transfer Agent at (800) 797-0773. A shareholder who has not completed the Shareholder Privileges section of the Application but who wishes to become eligible to make telephone redemptions, should designate a change in such instructions by writing to the Transfer Agent. Please note that such changed instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund.

                 Telephone redemptions cannot be accepted with respect to shares represented by certificates or for IRA accounts. In such cases, redemption can only be made by mail as described above under "Redemption of Shares -- How do I redeem shares by mail?" Telephone requests for redemptions (or exchanges -- see "Exchange Privilege" above) received before the close of business of the NYSE (currently 4:00 p.m., Eastern time) on a business day will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

                 As noted above, the Funds will employ reasonable  procedures to confirm that instructions communicated by telephone are genuine and may, along with their service contractors, be liable for a failure to use such procedures. See "Exchange Privilege - - How can I make exchanges by telephone?" above.

                 Shareholders  should be aware  that,  at times,  the  volume of telephone calls or other factors beyond a Fund's control may make it difficult to reach the Transfer Agent by telephone. This will be true particularly during periods of drastic economic or market changes. In the event of difficulty in reaching the Transfer Agent, shareholders should continue to telephone or utilize the written redemption procedures described above under "Redemption of Shares -- How do I redeem shares by mail?"

                 The  Funds   reserve  the  right  to  terminate  the  telephone
              redemption privilege at any time and, if so terminated, will provide the shareholders with written notice of such termination. Each Fund reserves the right to suspend temporarily telephone redemptions in emergency circumstances or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders as a whole. Such temporary suspension can be without prior notification.

What options do I have in receiving redemption proceeds?

              Redemption proceeds may be sent to shareholders by mail or by wire as described below. Wire redemptions will only be made if the Transfer Agent has received appropriate written wire instructions. Because of fluctuations in the value of a Fund's portfolio, the net asset value of shares redeemed may be more or less than the investor's cost.

              Redemption By Mail. In the case of shareholders who request that their redemption proceeds be sent by mail, the Transfer Agent mails checks for redemption proceeds typically within one or two business days, but no later than seven days, after it receives the request and all the necessary documents.

              Redemption By Wire. In the case of shareholders who request that their redemption proceeds be sent by bank wire, the Transfer Agent typically wires redemption proceeds the next business day, but no later than seven days, after it receives the request and all necessary documents.

                 Wire  redemptions  will be made only if the Transfer  Agent has received appropriate written instructions from the shareholder either on the Fund Application or by separate letter. A shareholder who has not indicated wire instructions on the Application, but would like to have redemption proceeds

24
               wired to a particular bank for each redemption request, should so designate by writing to the Transfer Agent. Please note that such instructions must (i) be signed by the registered owner(s) of the shares exactly as the account is registered and signature guaranteed, and (ii) include the name of the account, the account number and the name of the Fund to which the request relates.

                 A  shareholder  who would like to change the wire  instructions indicated on the Fund Application should designate a change in such instructions by writing to the Transfer Agent and complying with the requirements set forth in the preceding paragraph. There is a $1,000 minimum on redemption proceeds by bank wire. Shareholders who effect redemptions by wire transfer will pay a $7.50 wire transfer fee to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder's bank may impose a charge for receiving wires.

When would the payment of proceeds be delayed?

              Please note that shares paid for by personal, corporate or government check cannot be redeemed before the respective Fund has reasonable belief that the check has cleared, which may take up to fifteen days after payment of the purchase price. This delay can be avoided by paying for shares by certified check or bank-wire. An investor will be notified promptly by the Transfer Agent if a redemption request cannot be accepted.

Would my account ever be involuntarily redeemed?

              Due to the relatively high cost to the Funds of maintaining small accounts, we ask you to maintain an account balance of at least $5,000. If your balance is below $5,000 for three months or longer due to redemptions, we have the right to close your account after giving you 60 days in which to increase your balance.

INFORMATION ON DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS GENERALLY

              Dividend and capital gain distributions are reinvested in additional shares of the Funds in your account unless you select another option on your Application. The advantage of reinvesting distributions arises from compounding; that is, you receive dividends and capital gain distributions on an increasing number of shares. Distributions not reinvested are paid by check or transmitted to your bank account.

INCOME DIVIDENDS

              Each Fund declares and pays dividends (if any) annually.

CAPITAL GAINS

              A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.

25

TAX INFORMATION

              You need to be aware of the possible tax consequences when: (1) a Fund makes a distribution to your account; (2) you sell Fund shares; or (3) you exchange shares of a Fund for shares of one of the other O'Shaughnessy Funds or the Portico Money Market Fund. The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

Will I pay taxes on redemptions or exchanges of Fund shares?

              When you sell or exchange shares in a Fund, you may realize a gain or loss. Unless you are a dealer in securities, such gain or loss will be capital gain or loss. In addition, such gain or loss will be a long-term capital gain or loss if you hold your shares for more than one year, or short-term capital gain or loss if you hold your shares for one year or less.

                 A loss  recognized  on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, if you realize a loss on the sale or exchange of Fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.

Will I pay taxes on Fund distributions?

              Distributions of ordinary income and short-term capital gains are taxable as ordinary income. The dividends of each Fund will be eligible for the 70% deduction for dividends received by corporations only to the extent the Fund's income consists of dividends paid by U.S. corporations. Long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the respective Fund held the securities, not how long you held shares in the Fund.

What are the tax effects of buying shares before a distribution?

              If you buy shares of a Fund shortly before or on the "record date" -- the date that establishes you as the person to receive the upcoming distribution -- you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may wish to find out the Fund's record date(s) before investing. Of course, a Fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.

                 The  foregoing  is a general  and  abbreviated  summary  of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax consequences of an investment in the Funds. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively. For additional information regarding the federal income tax consequences of an investment in a Fund, see
              "Additional Information about Dividends and Taxes" in the Statement of Additional Information.

                 Shareholders  are  urged  to  consult  their  own tax  advisers regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

26

STATUS AS A REGULATED INVESTMENT COMPANY

              To maintain its status as a regulated investment company under the Internal Revenue Code (the "Code"), each Fund must, among other requirements, derive less than 30% of its gross income in any year from the sale of stocks held for less than three months (the "30% test").

                 As  necessary to meet this  requirement,  the Manager may delay selling some or all of those stocks held in a Fund's portfolio which would otherwise be sold on the Re-Balance Date because they no longer meet the relevant Strategy's criteria, if: (i) they have been held for less than three months, and (ii) their sale would cause the Fund to fail the 30% test. In addition, during the three month period immediately prior to the Re-Balance Date, the Manager reserves the right to vary the general policy of investing new cash flow in all 50 stocks selected by the relevant Strategy as of the last rebalancing by allocating new cash flow only to those stocks which continue to meet the relevant Strategy's criteria as of the date of investment or to liquid short-term securities. This approach will enable the Manager to control investments in stocks which would most likely be held for a period of less than three months as a result of rebalancing, the gains from the sale of which are subject to the 30% test. As such, it will minimize the disruption to the Strategy which would be caused by the Fund's compliance with the 30% test. For additional information on maintaining each Fund's status as a regulated investment company, see "Additional Information About Dividends and Taxes" in the Statement of Additional Information.

PERFORMANCE INFORMATION

              This section should help you understand the terms used to describe Fund performance. The Funds' annual report will contain additional performance information and will be available upon request and without charge.

What is total return?

              This tells you how much an investment in a Fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e, you receive income and capital gain distributions on an increasing number of shares.

                 Advertisements  for a Fund may include  cumulative  or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

What is cumulative total return?

              This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.

What is average annual total return?

              This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.

27

NET ASSET VALUE

              The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share. The net asset value per share is calculated as of the close of the NYSE (currently 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on each other day in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of the Fund's shares may be materially affected by changes in the value of the Fund's portfolio securities.

How is net asset value determined?

              Each Fund determines the net asset value per share by subtracting the Fund's total liabilities from the Fund's total assets (the value of the securities that the Fund holds plus cash and other assets), dividing the remainder by the total number of shares outstanding, and adjusting the result to the nearest full cent.

How are the securities held in a Fund's portfolio valued?

              Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the last sale price. If there is no sale on a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any securities and other assets, for which market quotations are not readily available, are valued in good faith in a manner determined by the Directors of the Funds best to reflect their fair value.

OTHER SHAREHOLDER SERVICES

Automatic Investment Plan

              An Automatic Investment Plan allows a shareholder to make automatic monthly or quarterly investments into a Fund account, in amounts of at least $100, by having the Transfer Agent draw an automatic clearing house (ACH) debit electronically against a shareholder's checking or savings account. A shareholder may establish an Automatic Investment Plan by completing the appropriate section on the Application for new accounts or by calling the Transfer Agent at (800) 797-0773 and requesting an Automatic Investment Plan Application for existing accounts. A shareholder should be aware that a signed Application should be received by the Transfer Agent at least 15 business days prior to the initial transaction. The Transfer Agent will assess a $20 fee if the automatic investment cannot be made due to insufficient funds, stop payment, or for any other reason. The Fund cannot guarantee acceptance by your bank.

Systematic Cash Withdrawal Plan

              When an account of $10,000 or more is opened or when an existing account reaches that size, a shareholder may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, a shareholder may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $50. Shares of the respective Fund will be redeemed as necessary to meet withdrawal payments. All participants must

28
               elect to have their dividends and capital gain distributions reinvested automatically. A shareholder who decides later to use this service should call the Transfer Agent at (800) 797-0773.

Reports to Shareholders

              Each time a shareholder invests, redeems, transfers or exchanges Fund shares, or receives a distribution from a Fund, the Fund will send a confirmation of the transaction which will include a summary of all of the shareholder's most recent transactions.

                 At such time as  prescribed by law, each Fund will send to each shareholder the following reports (if they are applicable), which may be used in completing U.S. income tax returns:

              Form 1099-DIV Report taxable  distributions  during  the preceding calendar year. (If a shareholder did not receive taxable distributions in the previous year, such shareholder will not be sent a 1099-DIV.)

              Form 1099-B   Reports  redemption  proceeds paid (including  those
                            resulting  from  exchanges)   during  the  preceding
                            calendar year.

              Form 1099-R   Report  distributions  from retirement plan accounts
                            during the preceding calendar year.

              Form 5498     Reports  contributions  to  IRAs  for  the  previous
                            calendar year.

              If an investor's shares are held by an outside broker in an omnibus account, it is the responsibility of such outside broker to provide shareholders whose shares are held in the omnibus account with any reports prescribed by law which the shareholders require in order to complete their U.S. income tax returns.

                 Shareholders  will also receive annual and semi-annual  reports including the financial statements of the Funds for the respective periods.

Retirement Plans

              Eligible investors may invest in the Funds under the following prototype retirement plans:

              -      Individual Retirement Account (IRA)

              - Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations

              -      Profit-Sharing   and  Money  Purchase   Pension  Plans  for
                     corporations   and  their  employees

                 The  minimum  initial   investment  is  $500  and  the  minimum
              subsequent investment is $50 for retirement plans.

Automatic Reinvestment Plan

              For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless otherwise specified on the Application or requested by a shareholder in writing. If the Transfer Agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If a shareholder elects to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the shareholder's distribution checks will be reinvested into the shareholder's account at the then current net asset value.

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





                      [This page intentionally left blank.]

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser, the Administrator or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.




          INVESTMENT MANAGER
                        O'Shaughnessy Capital Management, Inc.
                        60 Arch Street
                        Greenwich, Connecticut 06830

          ADMINISTRATOR
                        Investment Company Administration Corporation 4455 E. Camelback Road, Suite 261 E
                        Phoenix, Arizona 85018

          DISTRIBUTOR
                        First Fund Distributors, Inc.
                        4455 E. Camelback Road, Suite 261 E
                        Phoenix, Arizona 85018

          TRANSFER AGENT
                        Firstar Trust Company
                        615 E. Michigan Street
                        Milwaukee, Wisconsin 53202

          AUDITORS
                        McGladrey & Pullen, LLP
                        555 Fifth Avenue
                        New York, New York 10017-2416

          LEGAL COUNSEL
                        Shereff, Friedman, Hoffman & Goodman, LLP
                        919 Third Avenue
                        New York, New York 10022

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

                                  O'SHAUGHNESSY
                             CORNERSTONE GROWTH FUND






                             [INSERT COVER ARTWORK]









                                   Prospectus
                                October 11, 1996

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND
     Supplement dated November 20, 1996 to Prospectus dated October 11, 1996


The Fee Table on page 2 of the prospectus should read as follows:

    Fee Table
    Shareholder Transaction Expenses:
    Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)......................................................     None
    Maximum Sales Charge Imposed on Dividend Reinvestments....................................     None
    Deferred Sales Charge (as a percentage of original purchase
     price or redemption proceeds, whichever is lower)........................................     None

    Redemption fee (a)........................................................................     None
    Exchange Fee (b)..........................................................................     None

    Annual Fund Operating Expenses (as a percentage of average net assets):
    Management Fees (c) (d)...................................................................     1.00%
    Rule 12b-1 Fees...........................................................................     None
    Other Expenses (d) (e)....................................................................     0.80%
                                                                                                   ----

    Total Fund Operating Expenses (d).........................................................     1.80%
                                                                                                   ====

    (a) Shareholders who effect redemptions of Fund shares by wire transfer will pay a $10.00 wire transfer fee. See "Information About Your Account -- Redemption of Shares."

    (b) Shareholders who effect exchanges of shares of the Fund for shares of another fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee. See "Information About Your Account -- Exchange Privilege."

    (c) See "Management and Organization of the Fund -- Management."

    (d) To limit the Fund's expenses during its initial period of operations, the Manager has voluntarily agreed to reduce its fees or reimburse the Fund through at least September 30, 1997 to ensure that the Fund's total operating expenses do not exceed 2.00% of average net assets annually. Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to the Fund are subject to reimbursement by the Fund to the Manager (recapture by the Manager), provided the Fund is able to effect such reimbursement while keeping total operating expenses at or below 2.00% of average net assets annually, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund.

    (e) "Other Expenses" is based on estimated amounts for the current fiscal year.

                      O'SHAUGHNESSY DOGS OF THE MARKET FUND
     Supplement dated November 20, 1996 to Prospectus dated October 11, 1996


The Fee Table on page 2 of the prospectus should read as follows:

              Fee Table

    Shareholder Transaction Expenses:
    Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)......................................................     None
    Maximum Sales Charge Imposed on Dividend Reinvestments....................................     None
    Deferred Sales Charge (as a percentage of original purchase
     price or redemption proceeds, whichever is lower)........................................     None

    Redemption fee (a)........................................................................     None
    Exchange Fee (b)..........................................................................     None

    Annual Fund Operating Expenses (as a percentage of average net assets):
    Management Fees (c) (d)...................................................................     0.90%
    Rule 12b-1 Fees...........................................................................     None
    Other Expenses (d) (e)....................................................................     0.80%
                                                                                                   ----

    Total Fund Operating Expenses (d).........................................................     1.70%
                                                                                                   ====


    (a) Shareholders who effect redemptions of Fund shares by wire transfer will pay a $10.00 wire transfer fee. See "Information About Your Account -- Redemption of Shares."

    (b) Shareholders who effect exchanges of shares of the Fund for shares of another fund by telephone in accordance with the exchange privilege will be charged a $5.00 exchange fee. See "Information About Your Account -- Exchange Privilege."

    (c) See "Management and Organization of the Fund -- Management."

    (d) To limit the Fund's expenses during its initial period of operations, the Manager has voluntarily agreed to reduce its fees or reimburse the Fund through at least September 30, 1997 to ensure that the Fund's total operating expenses do not exceed 2.00% of average net assets annually. Any such reductions made by the Manager in its fees or reimbursement of expenses with respect to the Fund are subject to reimbursement by the Fund to the Manager (recapture by the Manager), provided the Fund is able to effect such reimbursement while keeping total operating expenses at or below 2.00% of average net assets annually, and that no reimbursement will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund.

    (e) "Other Expenses" is based on estimated amounts for the current fiscal year.